Property and Equipment, net - Schedule of property and equipment (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 125,866	$ 104,920
Less: accumulated depreciation		(69,144)	(54,652)
Property and equipment, net	$ 66,293	56,722	50,268
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		4,090	3,487
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		38,940	31,999
Survey and field equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		75,506	62,553
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 7,330	$ 6,881